Other financial assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Other Financial Assets And Liabilities
Restricted cash non current	$ 12	$ 9
Derivative financial instruments current	572	414
Derivative financial instruments non current	463	203
Investments in equity securities non current	75	63
Loans related parties current	4	43
Loans related parties non current	246	207
Total other financial assets - Current	576	457
Total other financial assets non current	796	482
Derivative financial instruments current	142	94
Derivative financial instruments non current	178	52
Subordinated notes current	15	4
Subordinated notes non current	742	741
Participative shareholders debentures non current	2,313	2,254
Other financial liabilities - Related parties - Current	216	235
Other financial liabilities current	276	322
Other financial liabilities non current	14
Total other financial liabilities - Current	649	655
Total other financial liabilities non current	$ 3,247	$ 3,047